RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025 - Impact on operations for the period (Details) - Telefnica Mviles Argentina S.A. - ARS ($) $ in Millions		9 Months Ended
	Jan. 01, 2025	Sep. 30, 2025
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
Revenue		$ 1,784,189
Net loss		$ 11,633
Revenues	$ 2,296,314
Net income	$ 332,076